Marketable Securities (Details) - Schedule of marketable securities by significant investing categories - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Matures within one year:
Amortized cost	$ 261,458	$ 177,949
Gross unrealized gain	16	625
Gross unrealized loss	(13,575)	(1,189)
Fair value	247,899	177,385
Matures within one year Corporate debentures [Member]
Matures within one year:
Amortized cost	17,878	25,430
Gross unrealized gain	7	170
Gross unrealized loss	(98)
Fair value	17,787	25,600
Matures within one year, Government debentures [Member]
Matures within one year:
Amortized cost	3,997	2,507
Gross unrealized gain		9
Gross unrealized loss	(58)
Fair value	3,939	2,516
Matures within one year [Member]
Matures within one year:
Amortized cost	21,875	27,937
Gross unrealized gain	7	179
Gross unrealized loss	(156)
Fair value	21,726	28,116
Matures after one year through threeyears Corporate debentures [Member]
Matures within one year:
Amortized cost	227,505	140,364
Gross unrealized gain	9	435
Gross unrealized loss	(12,842)	(1,090)
Fair value	214,672	139,709
Matures after one year through three years Government debentures [Member]
Matures within one year:
Amortized cost	12,078	9,648
Gross unrealized gain		11
Gross unrealized loss	(577)	(99)
Fair value	11,501	9,560
Matures after one year through three years [Member]
Matures within one year:
Amortized cost	239,583	150,364
Gross unrealized gain	9	446
Gross unrealized loss	(13,419)	(1,189)
Fair value	$ 226,173	$ 149,269